Investment Strategy	Oct. 31, 2025
BNY Mellon Global Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund seeks to focus on dividend-paying stocks of companies located in the developed capital markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. Although the fund's investments will be focused among the major developed markets of the world, the fund may invest up to 30% of its assets in emerging markets. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country. The fund's sub-adviser, Newton Investment Management Limited, an affiliate of BNY Mellon Investment Adviser, Inc., typically will purchase stocks that, at the time of initial purchase, have a yield premium to the yield of the FTSE World Index, the fund's benchmark.

The fund's sub-adviser combines a top-down approach, emphasizing economic trends and current investment themes on a global basis, with bottom-up stock selection, based on fundamental research. In choosing stocks for the fund, the sub-adviser considers key trends in global economic variables; investment themes; relative values of different equity securities; company fundamentals; and long-term trends in currency movements.

The fund's sub-adviser may seek to manage currency risk by hedging all or a portion of the fund's currency exposure and, in its discretion, may use certain derivatives designed to alter the fund's foreign currency exposure. Typically, this involves buying forward contracts relating to foreign currencies.

The fund will typically sell a stock after its yield consistently drops below the yield of the FTSE World Index. The fund also generally will sell securities when themes change or when the sub-adviser determines that a company's prospects have changed or that its stock is fully valued by the market.

BNY Mellon International Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities. The fund also normally invests at least 65% of its assets in non-U.S. dollar denominated fixed-income securities of foreign governments and companies located in various countries, including emerging markets. The fund invests principally in bonds and other fixed-income securities that may include notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. The fund may invest up to 30% of its assets in securities of emerging market issuers.

The fund's sub-adviser, Insight North America LLC, an affiliate of BNY Mellon Investment Adviser, Inc., focuses on identifying undervalued government bond markets, currencies, sectors and securities and looks for fixed-income securities with the most potential for added value. The sub-adviser selects securities by using fundamental economic research and quantitative analysis to allocate assets among countries and currencies based on a comparative evaluation of interest and inflation rate trends, government fiscal and monetary policies, and the credit quality of government debt.

Generally, the fund seeks to maintain a portfolio with an average credit quality of investment grade. The fund, however, may invest up to 25% of its assets in securities (not including securities of emerging market issuers) rated below investment grade ("high yield" or "junk" bonds), or the unrated equivalent as determined by the fund's sub-adviser, at the time of purchase. The fund will not invest in securities rated lower than B at the time of purchase, except that the fund may invest in securities of issuers in emerging markets of any credit quality, including those rated or determined by the fund's sub-adviser to be below investment grade quality.

There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Average effective portfolio maturity is an average of the maturities of bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, if any, adjusted to reflect provisions or market conditions that may cause a bond's principal to be repaid earlier than at its stated maturity. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund typically will sell a security if the fund's sub-adviser believes it is overvalued from a valuation standpoint, another sector becomes relatively more attractive, and/or it expects fundamentals to deteriorate. In addition, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

The fund may use derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage market, foreign currency and/or duration or interest rate risks, or as part of a hedging strategy. The derivative instruments in which the fund may invest include typically futures, options, forward contracts and swap agreements. The fund's sub-adviser has considerable latitude in determining whether to hedge the fund's currency exposure and the extent of any such hedging.